American Fidelity Assurance Company and American Fidelity
Separate Account A (File No. 811-01764) hereby incorporate
by reference the semi-annual report for the underlying fund below for filing with the Securities and Exchange Commission,
pursuant to Rule 30b2-1 under the Investment Company
Act of 1940 (the Act).
Filer/Entity:
Vanguard Variable Insurance Funds
Fund/Portfolio Name: Total Stock Market Index Portfolio
File #:
811-05962
CIK #:
0000857490
Accession:
0001104659-23-096252
Date of Filing:
09/03/2024

This semi-annual report is for the period ended June 30, 2024 and has been transmitted to contract holders in accordance with Rule 30e-2 under the Act.

Any questions regarding this filing may be directed to Courtney Keeling at (405) 416-8967.